Borrowings	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings
Note 10. Borrowings

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Insurance premium funding	140,737	634,191

Borrowings relate to the annual insurance renewal program. An offsetting prepayment of insurance invoices is included in Prepayments - See Note 6 ‘Other assets’.